Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Blue Current Global Dividend Fund | Blue Current Global Dividend Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	16.74%	14.45%	(8.64%)	18.82%	7.06%	26.17%	(12.15%)	18.97%	8.96%	(2.28%)
Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund
Prospectus [Line Items]
Annual Return [Percent]	[2]	17.13%	17.68%	5.06%	17.82%	15.19%	36.26%	1.92%	25.93%	14.78%
Meehan Focus Fund | Meehan Focus Fund
Prospectus [Line Items]
Annual Return [Percent]	[3]	26.11%	35.45%	(20.74%)	35.58%	20.44%	33.19%	(7.55%)	21.89%	5.66%	(4.79%)

[1]	The Fund’s year-to-date return through September 30, 2025 is 23.03%.
[2]	The Fund’s year-to-date return through September 30, 2025 is 10.64%.
[3]	The Fund’s year-to-date return through September 30, 2025 was 17.53%.